STATEMENTS OF EARNINGS (PARENT COMPANY)- SCHEDULE II (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement Captions [Line Items]
Universal life and investment-type product policy fee income									$ 3,334	$ 3,312	$ 3,067
Premiums									514	533	530
Net investment income (loss): [Abstract]
Investment income (loss) from derivative instruments									(978)	2,374	(284)
Other investment income									2,316	2,128	2,260
Net Investment Income (Loss)									1,338	4,502	1,976
Investment gains (losses), net: [Abstract]
Total other-than-temporary impairment losses									(96)	(36)	(300)
Portion of loss recognized in other comprehensive income (loss)									2	4	18
Net impairment losses recognized									(94)	(32)	(282)
Other investment gains (losses), net									(3)	(15)	98
Total investment gains (losses), net									(97)	(47)	(184)
Commissions, fees and other income									3,574	3,631	3,702
Increase (decrease) in the fair value of the reinsurance contract asset									497	5,941	2,350
Total Revenues	1,909	1,728	6,475	(952)	2,301	10,858	3,402	1,311	9,160	17,872	11,441
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Policyholders' benefits									2,989	4,360	3,082
Interest credited to policyholders' account balances									1,166	999	950
Compensation and benefits									1,672	2,263	1,953
Commissions									1,248	1,195	1,044
Interest expense									108	106	106
Amortization of deferred policy acquisition costs									576	3,620	(326)
Capitalization of deferred policy acquisition costs									(718)	(759)	(655)
Rent expense									201	240	244
Other operating costs and expenses									1,429	1,359	1,438
Total benefits and other deductions									9,102	13,748	8,193
Earnings (loss) from continuing operations, before income taxes									58	4,124	3,248
Income tax (expense) benefit									158	(1,298)	(789)
Net earnings (loss)									216	2,826	2,459
Less: net (earnings) loss attributable to the noncontrolling interest									(121)	101	(235)
Net Earnings (Loss) Attributable to AXA Equitable	(450)	(241)	2,421	(1,635)	(66)	2,824	741	(572)	95	2,927	2,224
Other comprehensive income (loss) net of income taxes:
Other Comprehensive Income (Loss) Attributable to AXA Equitable									614	313	426
Comprehensive Income (Loss) Attributable to Equitable									709	3,240	2,650
Parent Company [Member]
Income Statement Captions [Line Items]
Universal life and investment-type product policy fee income									3,334	3,312	3,067
Premiums									514	533	530
Net investment income (loss): [Abstract]
Investment income (loss) from derivative instruments									(943)	2,369	(269)
Other investment income									2,208	2,186	2,239
Net Investment Income (Loss)									1,265	4,555	1,970
Investment gains (losses), net: [Abstract]
Total other-than-temporary impairment losses									(96)	(36)	(300)
Portion of loss recognized in other comprehensive income (loss)									2	4	18
Net impairment losses recognized									(94)	(32)	(282)
Other investment gains (losses), net									14	(10)	51
Total investment gains (losses), net									(80)	(42)	(231)
Equity in earnings (loss) of subsidiaries									483	55	468
Commissions, fees and other income									201	338	714
Increase (decrease) in the fair value of the reinsurance contract asset									497	5,941	2,350
Total Revenues									6,214	14,692	8,868
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Policyholders' benefits									2,986	4,357	3,079
Interest credited to policyholders' account balances									1,166	999	951
Compensation and benefits									399	372	463
Commissions									1,265	1,212	1,056
Interest expense									106	106	106
Amortization of deferred policy acquisition costs									576	3,620	(326)
Capitalization of deferred policy acquisition costs									(718)	(759)	(655)
Rent expense									34	47	56
Premium Taxes									42	43	40
Other operating costs and expenses									472	651	785
Total benefits and other deductions									6,328	10,648	5,555
Earnings (loss) from continuing operations, before income taxes									(114)	4,044	3,313
Income tax (expense) benefit									330	(1,218)	(854)
Net earnings (loss)									216	2,826	2,459
Less: net (earnings) loss attributable to the noncontrolling interest									(121)	101	(235)
Net Earnings (Loss) Attributable to AXA Equitable									95	2,927	2,224
Other comprehensive income (loss) net of income taxes:
Other Comprehensive Income (Loss) Attributable to AXA Equitable									614	313	426
Comprehensive Income (Loss) Attributable to Equitable									$ 709	$ 3,240	$ 2,650